Variable Interest Entities (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	May 20, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Number of common stock issued, value			$ 2,039,303	$ 5,315,176
Debt instrument, interest rate			5.00%	5.00%
Share Exchange Agreement [Member] | Graphene Holdings, LLC [Member]
Number of shares of common stock	50,000
Fair value of treated distribution	$ 699,000
Number of common stock issued, value	$ 200,000
Share Exchange Agreement [Member] | Graphene Holdings, LLC [Member] | Minimum [Member]
Number of shares of common stock	1,000,000
Share Exchange Agreement [Member] | Restricted Common Stock [Member] | Graphene Holdings, LLC [Member]
Number of common stock issued, value	$ 125,000
Share Exchange Agreement [Member] | Restricted Common Stock [Member] | Graphene Holdings, LLC [Member] | Minimum [Member]
Number of shares of common stock	25,000,000
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member]
Number of units purchased	25
Purchase units, description	On May 20, 2020 (the "Effective Date"), Edison Nation, Inc. (the "Company") entered into an Agreement and Plan of Share Exchange (the "Share Exchange Agreement") with PPE Brickell Supplies, LLC, a Florida limited liability company ("PPE"), and Graphene Holdings, LLC, a Wyoming limited liability company ("Graphene", and together with PPE, the "Sellers"), whereby the Company purchased 25 membership units of Global Clean Solutions, LLC, a Nevada limited liability company ("Global") from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the "Purchase Units").
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Restricted Common Stock [Member]
Number of shares of common stock	250,000
Common stock, par value	$ 0.001
Number of common stock issued, value	$ 100,000
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Restricted Common Stock [Member] | Minimum [Member]
Number of shares of common stock	10,000,000
Amended Limited Liability Company Agreement of Global [Member] | Graphene Holdings, LLC [Member]
Ownership percentage		25.00%
Amended Limited Liability Company Agreement of Global [Member] | PPE Brickell Supplies, LLC [Member]
Ownership percentage		25.00%
Amended Limited Liability Company Agreement of Global [Member] | Vinco Ventures, Inc. [Member]
Ownership percentage		50.00%
Secured Line of Credit Agreement [Member]
Revolving credit loan amount		$ 2,500,000
Debt instrument, interest rate		3.00%
Debt interest description		In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").
Secured Line of Credit Agreement [Member] | Global Clean Solutions, LLC and PPE Brickell Supplies, LLC [Member]
Debt instrument, interest rate	3.00%
Debt maturity date description	Maturity date of six (6) months
Debt interest description	In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").
Secured Line of Credit Agreement [Member] | Global Clean Solutions, LLC and PPE Brickell Supplies, LLC [Member] | Minimum [Member]
Revolving credit loan amount	$ 2,500,000
Security Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Borrower [Member]
Common stock placed for reverse shares	1,800,000